Premises and equipment (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Premises and Equipment

	For the year ended October 31, 2024
	Owned by the Bank (1)						Right-of-use lease assets

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Buildings	Equipment	Total (2)
Cost
Balance at beginning of period	$140	$1,251	$1,283	$835	$3,007	$108	$5,893	$317	$12,834
Additions	103	77	21	11	50	522	526	2	1,312
Acquisition through business combination	–	–	–	13	59	–	226	–	298
Transfers from work in process	–	5	240	132	102	(479)	–	–	–
Disposals	–	(6)	(140)	(82)	(29)	–	(165)	–	(422)
Foreign exchange translation	1	2	10	3	19	–	61	–	96
Other	–	(4)	(3)	(12)	(39)	(22)	(109)	–	(189)
Balance at end of period	$244	$1,325	$1,411	$900	$3,169	$129	$6,432	$319	$13,929
Accumulated depreciation
Balance at beginning of period	$–	$646	$723	$550	$1,863	$–	$2,149	$154	$6,085
Depreciation	–	59	249	73	279	–	620	84	1,364
Disposals	–	(6)	(140)	(82)	(25)	–	(54)	–	(307)
Foreign exchange translation	–	1	8	2	7	–	21	–	39
Other	–	(6)	(6)	11	(52)	–	(51)	–	(104)
Balance at end of period	$–	$694	$834	$554	$2,072	$–	$2,685	$238	$7,077
Net carrying amount at end of period	$244	$631	$577	$346	$1,097	$129	$3,747	$81	$6,852

	For the year ended October 31, 2023
	Owned by the Bank (1)						Right-of-use lease assets

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Buildings	Equipment	Total
Cost
Balance at beginning of period	$141	$1,261	$1,169	$836	$2,845	$120	$5,748	$299	$12,419
Additions	–	–	32	12	29	511	385	80	1,049
Acquisition through business combination	–	–	–	–	–	–	–	–	–
Transfers from work in process	–	19	246	62	187	(514)	–	–	–
Disposals	–	(53)	(216)	(96)	(78)	(2)	(331)	(31)	(807)
Foreign exchange translation	1	6	22	9	32	1	103	–	174
Other	(2)	18	30	12	(8)	(8)	(12)	(31)	(1)
Balance at end of period	$140	$1,251	$1,283	$835	$3,007	$108	$5,893	$317	$12,834
Accumulated depreciation
Balance at beginning of period	$–	$627	$640	$525	$1,656	$–	$1,643	$114	$5,205
Depreciation	–	51	247	91	235	–	559	92	1,275
Disposals	–	(50)	(216)	(88)	(70)	–	(112)	(31)	(567)
Foreign exchange translation	–	3	16	6	16	–	31	–	72
Other	–	15	36	16	26	–	28	(21)	100
Balance at end of period	$–	$646	$723	$550	$1,863	$–	$2,149	$154	$6,085
Net carrying amount at end of period	$140	$605	$560	$285	$1,144	$108	$3,744	$163	$6,749

(1)	As at October 31, 2024, we had total contractual commitments of $137 million to purchase premises and equipment (October 31, 2023 – $120 million).
(2)
Includes investment properties
with a cost

of $186 million (October 31, 2023 – $nil) which are subject to operating leases and carried at cost less accumulated amortization. The fair value, determined by a combination of internal investment professionals and external independent property appraisers with the relevant professional qualifications and experience, is $188 million (October 31, 2023 – $nil).